STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NY 10038-4982

November 17, 2011

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O’Neal-Johnson

Re:	The Lazard Funds, Inc.
Post-Effective Amendment No. 65 to Registration Statement on Form N-1A
(Registration Nos.: 811-06312; 33-40682)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 65 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment is being filed in order to add a new series to the Fund – Lazard Global Fixed Income Portfolio (the “Global Fixed Income Portfolio”). The statement of additional information included in the Amendment is marked to show changes from the statement of additional information filed pursuant to Rule 497 under the 1933 Act on September 23, 2011.

Lazard Global Fixed Income Portfolio. The Global Fixed Income Portfolio’s investment objective is to seek total return from current income and capital appreciation. Under normal circumstances, the Global Fixed Income Portfolio invests at least 80% of its assets in fixed income investments, which include all types of debt and income producing securities and other instruments, including bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, Eurodollar and Yankee dollar instruments, money market instruments and foreign currency forward contracts, including non-deliverable forward contracts. Under normal market conditions, the Global Fixed Income Portfolio will invest significantly (at least 40%—unless market conditions are not deemed favorable by Lazard Asset Management LLC (the “Investment Manager”), in which case the Global Fixed Income Portfolio would invest at least 30%) in issuers organized or located outside the U.S. or doing a substantial amount of business outside the U.S., securities denominated in a foreign currency or foreign currency forward contracts. The Global Fixed Income Portfolio may invest up to 15% of its assets in securities that are rated below investment grade (lower than Baa by Moody’s Investors Service, Inc. or lower than BBB by Standard & Poor’s Ratings Group) or the unrated equivalent as determined by the Investment Manager.

Disclosure regarding many of the investments the Global Fixed Income Portfolio may make is substantially similar to the existing disclosure for other Fund portfolios, which has previously been reviewed by the staff (the “Staff”) of the Securities and Exchange Commission. The distribution of the Global Fixed Income Portfolio’s Institutional Shares and Open Shares and the process for determination of net asset value will be identical to that of the other Fund portfolios.

Please telephone the undersigned at 212.806.6173, or Janna Manes of this office at 212.806.6141, if you have any questions.

Very truly yours,

/s/ Linda Y. Kim

Linda Y. Kim

cc: Janna Manes